Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 4,389	$ 3,645
Adjustment on currency translation	(243)	61
Additions	532	592
Amortisation for the year	(138)	(124)	$ (159)
Impairment reversal		231
Newly consolidated operations		85
Disposals, transfers and other movements	(1,736)	(101)
Intangible assets at end of period	$ 2,804	$ 4,389	3,645
Average borrowing rate used for capitalisation of interest	7.20%	7.50%
Meridian Minera Limitada | Agua De La Falda
Disclosure of detailed information about intangible assets [Line Items]
Percentage of voting equity interests acquired				57.74%
- cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 7,133
Intangible assets at end of period	5,451	$ 7,133
– accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,744)
Intangible assets at end of period	(2,647)	(2,744)
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,979	1,368
Adjustment on currency translation	(44)	0
Additions	416	471
Amortisation for the year	0	0
Impairment reversal		231
Newly consolidated operations		85
Disposals, transfers and other movements	(1,789)	(176)
Intangible assets at end of period	562	1,979	1,368
Exploration and evaluation | Simandou Iron Ore Project
Disclosure of detailed information about intangible assets [Line Items]
Disposals, transfers and other movements	732
Exploration and evaluation | Rincon Mining Pty Limited
Disclosure of detailed information about intangible assets [Line Items]
Disposals, transfers and other movements	1,013
Exploration and evaluation | - cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,989
Intangible assets at end of period	564	1,989
Exploration and evaluation | – accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(10)
Intangible assets at end of period	(2)	(10)
Trademarks, patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	9	12
Adjustment on currency translation	(1)	1
Additions	0	0
Amortisation for the year	(4)	(4)
Impairment reversal		0
Newly consolidated operations		0
Disposals, transfers and other movements	0	0
Intangible assets at end of period	4	9	12
Trademarks, patented and non-patented technology | - cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	222
Intangible assets at end of period	207	222
Trademarks, patented and non-patented technology | – accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(213)
Intangible assets at end of period	(203)	(213)
Contract-based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,953	1,875
Adjustment on currency translation	(159)	52
Additions	0	0
Amortisation for the year	(7)	(7)
Impairment reversal		0
Newly consolidated operations		0
Disposals, transfers and other movements	0	33
Intangible assets at end of period	1,787	1,953	1,875
Contract-based intangible assets | - cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,996
Intangible assets at end of period	2,758	2,996
Contract-based intangible assets | – accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,043)
Intangible assets at end of period	(971)	(1,043)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	448	390
Adjustment on currency translation	(39)	8
Additions	116	121
Amortisation for the year	(127)	(113)
Impairment reversal		0
Newly consolidated operations		0
Disposals, transfers and other movements	53	42
Intangible assets at end of period	451	448	$ 390
Carbon abatement spend	50	61
Other intangible assets | - cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,926
Intangible assets at end of period	1,922	1,926
Other intangible assets | – accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,478)
Intangible assets at end of period	$ (1,471)	$ (1,478)